COMMITMENTS AND CONTINGENCIES - Summary of cash flow transactions arising from the lease transaction (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liability	$ 361,324
Right-of-use assets obtained in exchange for new operating lease liability	$ 934,583